Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	001-37350
Entity Registrant Name	INVIVO THERAPEUTICS HOLDINGS CORP.
Entity Central Index Key	0001292519
Entity Tax Identification Number	36-4528166
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Suite B14402
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	617
Local Phone Number	863-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	NVIV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false